American Funds Retirement Income Portfolio Series
American Funds Retirement Income Portfolio —
Conservative
Investment portfolio
July 31, 2026
unaudited
Fund investments Growth-and-income funds 7%	Shares	Value (000)
American Mutual Fund, Class R-6	1,538,868	$99,796
Equity-income funds 33%
Capital Income Builder, Class R-6	3,067,692	257,472
The Income Fund of America, Class R-6	7,662,170	214,234
		471,706
Balanced funds 12%
American Balanced Fund, Class R-6	2,787,175	112,741
American Funds Global Balanced Fund, Class R-6	1,341,347	57,262
		170,003
Fixed income funds 48%
The Bond Fund of America, Class R-6	19,110,697	211,555
Intermediate Bond Fund of America, Class R-6	11,375,847	141,288
American Funds Multi-Sector Income Fund, Class R-6	12,230,957	112,647
American Funds Inflation Linked Bond Fund, Class R-6	7,424,844	70,091
U.S. Government Securities Fund, Class R-6	5,999,815	70,078
American Funds Strategic Bond Fund, Class R-6	7,811,298	69,911
		675,570
Total investment securities 100% (cost: $1,252,516,000)		1,417,075
Other assets less liabilities 0%		(332)
Net assets 100%		$1,416,743
American Funds Retirement Income Portfolio Series — Page 1 of 7

unaudited
Investments in affiliates (a)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 7%
American Mutual Fund, Class R-6	$93,344	$10,135	$8,346	$697	$3,966	$99,796	$1,415	$5,327
Equity-income funds 33%
Capital Income Builder, Class R-6	241,015	20,173	19,544	2,081	13,747	257,472	6,412	10,955
The Income Fund of America, Class R-6	200,981	20,850	13,144	572	4,975	214,234	6,735	11,625
						471,706
Balanced funds 12%
American Balanced Fund, Class R-6	107,630	11,873	10,668	1,300	2,606	112,741	2,107	5,817
American Funds Global Balanced Fund, Class R-6	54,317	3,141	1,659	101	1,362	57,262	1,051	2,072
						170,003
Fixed income funds 48%
The Bond Fund of America, Class R-6	202,475	21,757	5,037	(180)	(7,460)	211,555	6,881	—
Intermediate Bond Fund of America, Class R-6	67,669	76,743	720	(6)	(2,398)	141,288	2,471	—
American Funds Multi-Sector Income Fund, Class R-6	108,289	9,372	1,529	(24)	(3,461)	112,647	5,254	—
American Funds Inflation Linked Bond Fund, Class R-6	67,352	6,189	747	(19)	(2,684)	70,091	2,403	—
U.S. Government Securities Fund, Class R-6	67,440	5,697	312	(8)	(2,739)	70,078	2,250	—
American Funds Strategic Bond Fund, Class R-6	134,663	12,731	71,921	(12,163)	6,601	69,911	4,396	—
						675,570
Total 100%				$(7,649)	$14,515	$1,417,075	$41,375	$35,796

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Retirement Income Portfolio Series — Page 2 of 7

American Funds Retirement Income Portfolio —
Moderate
Investment portfolio
July 31, 2026
unaudited

Fund investments Growth-and-income funds 12%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	1,535,403	$124,291
American Mutual Fund, Class R-6	1,381,360	89,581
		213,872
Equity-income funds 38%
The Income Fund of America, Class R-6	12,649,212	353,672
Capital Income Builder, Class R-6	3,802,836	319,172
		672,844
Balanced funds 20%
American Balanced Fund, Class R-6	6,499,858	262,920
American Funds Global Balanced Fund, Class R-6	2,065,781	88,188
		351,108
Fixed income funds 30%
American Funds Multi-Sector Income Fund, Class R-6	16,927,618	155,903
The Bond Fund of America, Class R-6	12,447,957	137,799
U.S. Government Securities Fund, Class R-6	10,286,886	120,151
American Funds Strategic Bond Fund, Class R-6	11,434,651	102,340
		516,193
Total investment securities 100% (cost: $1,475,405,000)		1,754,017
Other assets less liabilities 0%		(293)
Net assets 100%		$1,753,724
American Funds Retirement Income Portfolio Series — Page 3 of 7

unaudited
Investments in affiliates (a)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 12%
Capital World Growth and Income Fund, Class R-6	$115,259	$16,866	$15,285	$1,825	$5,626	$124,291	$1,815	$9,537
American Mutual Fund, Class R-6	80,942	6,655	2,080	207	3,857	89,581	1,233	4,584
						213,872
Equity-income funds 38%
The Income Fund of America, Class R-6	323,915	36,848	16,133	527	8,515	353,672	10,911	18,755
Capital Income Builder, Class R-6	292,258	22,070	14,494	1,632	17,706	319,172	7,807	13,279
						672,844
Balanced funds 20%
American Balanced Fund, Class R-6	245,051	21,836	12,605	1,312	7,326	262,920	4,818	13,227
American Funds Global Balanced Fund, Class R-6	82,240	4,711	1,001	89	2,149	88,188	1,589	3,122
						351,108
Fixed income funds 30%
American Funds Multi-Sector Income Fund, Class R-6	146,882	18,578	4,739	(106)	(4,712)	155,903	7,198	—
The Bond Fund of America, Class R-6	130,103	15,500	2,836	(71)	(4,897)	137,799	4,458	—
U.S. Government Securities Fund, Class R-6	113,753	13,264	2,162	(81)	(4,623)	120,151	3,841	—
American Funds Strategic Bond Fund, Class R-6	97,323	10,973	1,094	(45)	(4,817)	102,340	3,201	—
						516,193
Total 100%				$5,289	$26,130	$1,754,017	$46,871	$62,504

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Retirement Income Portfolio Series — Page 4 of 7

American Funds Retirement Income Portfolio —
Enhanced
Investment portfolio
July 31, 2026
unaudited

Fund investments Growth funds 5%	Shares	Value (000)
AMCAP Fund, Class R-6 (a)	2,528,988	$117,016
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	1,737,677	140,665
American Mutual Fund, Class R-6	1,800,044	116,733
International Growth and Income Fund, Class R-6	1,887,262	94,193
		351,591
Equity-income funds 36%
Capital Income Builder, Class R-6	5,599,578	469,973
The Income Fund of America, Class R-6	13,425,946	375,389
		845,362
Balanced funds 25%
American Balanced Fund, Class R-6	11,512,495	465,681
American Funds Global Balanced Fund, Class R-6	2,738,649	116,913
		582,594
Fixed income funds 19%
American Funds Multi-Sector Income Fund, Class R-6	22,688,884	208,965
The Bond Fund of America, Class R-6	10,442,410	115,597
American High-Income Trust, Class R-6	11,899,978	115,549
		440,111
Total investment securities 100% (cost: $1,899,706,000)		2,336,674
Other assets less liabilities 0%		(580)
Net assets 100%		$2,336,094
American Funds Retirement Income Portfolio Series — Page 5 of 7

unaudited
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 5%
AMCAP Fund, Class R-6 (a)	$105,579	$26,140	$7,673	$(96)	$(6,934)	$117,016	$—	$13,198
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	209,544	30,407	112,334	22,655	(9,607)	140,665	3,348	17,275
American Mutual Fund, Class R-6	103,118	10,690	2,414	185	5,154	116,733	1,586	5,853
International Growth and Income Fund, Class R-6	—	92,513	—	—	1,680	94,193	—	—
						351,591
Equity-income funds 36%
Capital Income Builder, Class R-6	373,119	82,722	12,543	716	25,959	469,973	10,082	16,979
The Income Fund of America, Class R-6	414,736	57,346	106,097	7,642	1,762	375,389	14,082	23,990
						845,362
Balanced funds 25%
American Balanced Fund, Class R-6	416,460	50,243	16,113	916	14,175	465,681	8,264	22,518
American Funds Global Balanced Fund, Class R-6	104,510	10,490	1,061	47	2,927	116,913	2,044	3,986
						582,594
Fixed income funds 19%
American Funds Multi-Sector Income Fund, Class R-6	145,760	73,537	4,657	(57)	(5,618)	208,965	7,566	—
The Bond Fund of America, Class R-6	103,795	17,309	1,440	(11)	(4,056)	115,597	3,611	—
American High-Income Trust, Class R-6	104,238	15,781	2,243	(17)	(2,210)	115,549	5,417	—
						440,111
Total 100%				$31,980	$23,232	$2,336,674	$56,000	$103,799

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Retirement Income Portfolio Series — Page 6 of 7

unaudited
Valuation disclosures

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of
July 31, 2026, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through Capital Client Group, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP3-825-0926
American Funds Retirement Income Portfolio Series — Page 7 of 7